Other assets	12 Months Ended
Dec. 31, 2022
Other assets.
Other assets

11. Other assets

The table below sets forth the components of total other assets at December 31, 2022, 2021 and 2020.

	At December 31,
($ in thousands)	2022	2021	2020
Reinsurance assets	16,388	11,725	10,077
Right-of-use assets	12,716	10,948	12,386
Property and equipment	1,313	2,121	2,839
Prepayments	199	1,192	1,954
Tax receivables	-	2,161	10,100
Other receivables	21,240	20,095	12,240
Total other assets	51,856	48,242	49,596